CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income		$ 315,359	$ 3,214,567	$ 2,786,435
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		736,367	677,253	467,777
Other assets impairment (Reversal)		101,423	147,337	(141,011)
Impairment of investments in associates	[1]	4,399	0	0
Equity method		(136,596)	(249,231)	(187,814)
Credit impairment charges on loans and advances and financial leases		7,335,755	3,385,181	3,851,625
Credit impairment (recovery) charges on off balance sheet credit and other financial instruments		190,694	25,940	(8,553)
Gain on sales on assets held for sale and inventories		(65,932)	(93,548)	(75,976)
Gains on sale of loan portfolio		0	0	(12,556)
Valuation gain on investment securities		(814,164)	(1,113,392)	(630,904)
(Gain) loss upon disposal of investment in subsidiary and associates	[2]	0	(77,916)	510
Valuation (losses) gain on derivative financial instruments		(629,258)	285,220	(244,613)
Income tax		(6,586)	1,262,964	829,435
Other non-cash items		(1,209)	70,833	90,251
Net interest		(10,269,969)	(10,448,526)	(10,371,051)
Change in operating assets and liabilities:
Decrease (Increase) in derivative financial instruments		236,143	219,259	(132,684)
Decrease in accounts receivable		(408,015)	(185,220)	(423,960)
Increase in loans and advances to customers		(7,440,568)	(12,140,001)	(12,952,529)
Decrease (Increase) in other assets		69,176	(986,022)	(282,703)
Decrease in accounts payable		(797,207)	(977,266)	(273,855)
(Decrease) Increase in other liabilities		(108,613)	41,234	189,868
Increase in deposits by customers		21,007,104	14,317,297	6,188,577
Decrease in estimated liabilities and provisions		(6,098)	(3,378)	(12,919)
Net changes in investment securities recognized at fair value through profit or loss		(7,514,600)	2,626,620	615,093
Proceeds from sales of assets held for sale		382,139	429,906	363,407
Proceeds from sale of loan portfolio		0	0	511,864
Recovery of charged-off loans		436,908	551,650	459,860
Income tax paid		(359,187)	(251,712)	(167,856)
Dividend received		90,737	195,046	124,754
Interest received		15,031,229	17,387,534	15,585,632
Interest paid		(6,149,086)	(5,996,017)	(5,103,246)
Net cash provided by operating activities		11,230,345	12,315,612	1,042,858
Cash flows from investment activities:
Purchases of debt instruments at amortized cost		(3,670,705)	(2,800,997)	(2,380,202)
Proceeds from maturities of debt instruments at amortized cost		2,728,509	2,405,509	2,214,457
Purchases of debt instruments at fair value through OCI		(11,377,756)	(5,945,285)	(1,652,050)
Proceeds from debt instruments at fair value through OCI		7,339,264	5,426,410	1,525,435
Purchases of equity instruments at fair value through OCI and interests in associates and joint ventures		(111,349)	(40,712)	(289,361)
Proceeds from equity instruments at fair value through OCI and interests in associates and joint ventures		55,174	131,173	29,752
Purchases 40% of the shareholdings of Grupo Agromercantil Holding	[3]	(1,117,680)	0	0
Purchases of premises and equipment and investment properties		(1,530,153)	(1,555,453)	(1,014,093)
Proceeds from sales of premises and equipment and investment properties		268,898	232,438	311,430
Net cash inflow from sale and liquidation of investments in subsidiaries	[4]	0	70,306	26
Purchase of other long-term assets		(106,269)	(114,221)	(127,236)
Net cash used in investing activities		(7,522,067)	(2,190,832)	(1,381,842)
Cash flows from financing activities:
Increase (decrease) in repurchase agreements and other similar secured borrowing		903,120	(1,002,196)	(922,840)
Proceeds from borrowings from other financial institutions		12,453,666	11,741,311	15,774,251
Repayment of borrowings from other financial institutions		(14,919,903)	(14,365,716)	(14,472,128)
Payment of lease liability	[5]	(139,559)	(124,817)	0
Placement of debt instruments in issue	[6]	3,766,499	2,084,743	1,150,485
Payment of debt instruments in issue		(5,382,248)	(2,561,525)	(1,886,850)
Dividends paid		(1,555,821)	(1,032,492)	(735,798)
Transactions with non-controlling interests	[7]	(41,194)	0	360,169
Net cash used in financing activities	[8]	(4,915,440)	(5,260,692)	(732,711)
Effect of exchange rate changes on cash and cash equivalents		1,170,269	143,144	1,636,861
(Decrease) Increase in cash and cash equivalents		(1,207,162)	4,864,088	(1,071,695)
Cash and cash equivalents at beginning of year		23,738,042	18,730,810	18,165,644
Cash and cash equivalents at end of year		$ 23,701,149	$ 23,738,042	$ 18,730,810

[1]	For further information, see Note 8 investments in associates and joint ventures.
[2]	As of December 31, 2019, corresponds to gains on sale of investments in associates Concesiones CCFC, Avefarma S.A.S, Glashfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc. for COP 33,253, the winding up of joint venture Servicios de Aceptación S.A.S for COP 8,927 and the sale of subsidiaries Arrendamiento Operativo CIB and Fiduperú S.A, for COP 35,736. During 2020, no sales were made.
[3]	On September 29, 2020, Grupo Bancolombia acquired 40% of the shareholdings of Grupo Agromercantil Holding (GAH).
[4]	In March 2019, the Bank’s subsidiaries Renting Colombia S.A.S and Inversiones CFNS S.A.S closed the sale to Arval Relsa of 100% of the shares of Arrendamiento Operativo CIB S.A.C - Renting Peru, an operational leasing company incorporated and with operations in Peru. Arval Relsa is the joint venture between Arval (subsidiary of BNP Paribas, with more than one million vehicles in operational leasing) and Relsa (company with 15 years of experience in the Peruvian market) that seeks to strengthen the car leasing and vehicle fleet management businesses in Peru and Chile. The sale price amounted to USD 21.8 million.
[5]	Application of new standards in 2019 (IFRS 16).
[6]	For further information, see Note 18 Debt instruments in issues.
[7]	In 2018, this item corresponds mainly to the capitalization of Fondo de Capital Privado Fondo Inmobiliario Colombia.
[8]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.